Document And Entity Information	3 Months Ended
Mar. 31, 2024
Document Information Line Items
Entity Registrant Name	ARCA BIOPHARMA, INC.
Document Type	S-4/A
Amendment Flag	true
Amendment Description	The issuances of (i) all shares of ARCA common stock in exchange for each share of Oruka common stock (including shares of Oruka common stock issued in the Oruka pre-closing financing), (ii) all shares of ARCA common stock issuable upon exercise of pre-funded warrants issued in exchange for pre-funded warrants to purchase shares of Oruka common stock sold in the Oruka pre-closing financing, and (iii) all shares of ARCA common stock issuable upon conversion of ARCA Series B Preferred Stock issued in exchange for each share of Oruka preferred stock, are intended to be covered by this registration statement on Form S-4 of which the accompanying proxy statement/prospectus is a part. There is no difference between the shares of ARCA common stock that will be issued in exchange for each share of Oruka common stock issued in the pre-closing financing, the shares of ARCA common stock that will be issued in exchange for each other share of Oruka common stock, the shares of ARCA common stock that will be issuable upon the exercise of pre-funded warrants that will be issued in exchange for pre-funded warrants to purchase shares of Oruka common stock sold in the pre-closing financing and the shares of ARCA common stock that will be issuable upon conversion of ARCA Series B Preferred Stock that will be issued in exchange for each share of Oruka preferred stock.
Entity Central Index Key	0000907654
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Entity Incorporation, State or Country Code	DE